Other Commitments and Contingencies, Concentrations and Factors that May Affect Future Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Commitments for the purchase of property, plant and equipment and other assets	¥ 2,425
Guarantee of employees bank loans, amount	60
Guarantee of employees bank loans, maximum undiscounted amount of obligation to make future payments in the event of defaults	60
Guarantee of employees bank loans, current carrying amount	0
Accounts receivable concentration of credit risk, amount	17,706	19,534
ASI
Commitments and Contingencies Disclosure [Line Items]
Contingent liabilities assumed in connection with acquisition	¥ 6,967
Customer Concentration Risk | Two Largest Customers
Commitments and Contingencies Disclosure [Line Items]
Concentration of risk percentage	17.00%	20.00%	22.00%
Customer Concentration Risk | Largest Customer
Commitments and Contingencies Disclosure [Line Items]
Concentration of risk percentage	9.00%	11.00%	12.00%
Credit Concentration Risk
Commitments and Contingencies Disclosure [Line Items]
Concentration of risk percentage	10.00%	13.00%